Commitments and Contingencies (Details) - Schedule of Operating Lease Liabilities	Dec. 31, 2022 USD ($)
Schedule of Operating Lease Liabilities [Abstract]
By December 31, 2023	$ 1,479,549
By December 31, 2024	1,434,478
By December 31, 2025	1,213,426
By December 31, 2026	310,739
By December 31, 2027	266,025
Thereafter	1,749,247
Total	6,453,464
Imputed interest	(927,717)
Present value of operating lease liabilities	$ 5,525,747